Net Income (Loss) per Share - Calculation of Basic and Diluted Net Income (Loss) per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income (loss)	$ 7,569	$ (1,500)	$ 1,837	$ (14,202)
Less: Income allocated to participating securities	(4,415)	0	(1,837)	0
Net income (loss) attributable to common stockholders	$ 3,154	$ (1,500)	$ 0	$ (14,202)
Denominator:
Weighted-average shares, basic (in shares)	13,761	2,613	2,735	2,500
Dilutive effect of warrant (in shares)	137	0	0	0
Weighted-average common shares outstanding, diluted (in shares)	18,797	2,613	2,735	2,500
Net income (loss) per share attributable to common stockholders:
Basic (in dollars per share)	$ 0.23	$ (0.57)	$ 0.00	$ (5.68)
Diluted (in dollars per share)	$ 0.17	$ (0.57)	$ 0.00	$ (5.68)
Restricted stock awards and restricted stock units
Denominator:
Diluted effect of share-based payment arrangements (in shares)	1	0	0	0
Stock options to purchase common stock
Denominator:
Diluted effect of share-based payment arrangements (in shares)	4,898	0	0	0